UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03981

Exact name of registrant as specified in charter:	Prudential World Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2014

Date of reporting period:	7/31/2014

Item 1. Schedule of Investments

Prudential International Equity Fund

Schedule of Investments

as of July 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.7%
COMMON STOCKS — 98.3%
Australia — 6.3%
Australia & New Zealand Banking Group Ltd.	106,220	$3,316,358
BHP Billiton Ltd.	95,558	3,392,920
Commonwealth Bank of Australia	54,328	4,190,302
Dexus Property Group, REIT	84,051	92,348
Federation Centres Ltd., REIT	27,120	64,473
Fortescue Metals Group Ltd.	415,036	1,860,704
Insurance Australia Group Ltd.	323,843	1,884,725
Leighton Holdings Ltd.(a)	2,418	49,177
Macquarie Group Ltd.	4,648	248,759
Mount Gibson Iron Ltd.	103,266	69,140
Ramsay Health Care Ltd.	2,367	105,451
REA Group Ltd.	1,950	84,928
Seek Ltd.	5,225	78,978
Westfield Corp., REIT	48,502	337,145
Westpac Banking Corp.	114,563	3,643,106
Woodside Petroleum Ltd.	5,581	219,076

		19,637,590

Austria — 0.1%
UNIQA Insurance Group AG	15,301	191,665
Voestalpine AG	1,873	82,426

		274,091

Belgium — 0.3%
Anheuser-Busch InBev NV	8,050	868,857

Brazil — 1.3%
AMBEV SA	74,500	514,891
Banco do Brasil SA	51,100	624,124
Cielo SA	11,300	206,999
Estacio Participacoes SA	9,400	116,633
Light SA	106,300	999,864
Petroleo Brasileiro SA	169,700	1,353,860
Tim Participacoes SA	11,400	60,599
WEG SA	6,370	76,959

		3,953,929

Canada — 8.4%
Alimentation Couche Tard, Inc. (Class B Stock)	6,900	188,835
Bank of Montreal	8,600	641,007
Bank of Nova Scotia	19,300	1,310,032
Bell Aliant, Inc.	61,300	1,737,213
Canadian Imperial Bank of Commerce	23,773	2,206,691
Canadian National Railway Co.	13,600	909,161
Canadian Natural Resources Ltd.	55,700	2,428,047
CI Financial Corp.	3,700	119,787
Genworth MI Canada, Inc.	30,600	1,109,666
Imperial Oil Ltd.	4,800	246,306
Jean Coutu Group PJC, Inc. (The) (Class A Stock)	49,300	976,188
Linamar Corp.	4,200	228,653
Loblaw Cos. Ltd.	2,732	134,376
Magna International, Inc.	23,600	2,534,346
Metro, Inc.	1,400	91,279
Peyto Exploration & Development Corp.	2,400	80,671
Royal Bank of Canada	46,300	3,417,032
Saputo, Inc.	11,700	726,133
Shaw Communications, Inc. (Class B Stock)	6,300	154,387
Suncor Energy, Inc.	73,800	3,030,244

Toronto-Dominion Bank (The)	60,499	3,163,803
Western Forest Products, Inc.	318,600	672,060

		26,105,917

Chile — 0.1%
Administradora de Fondos de Pensiones Habitat SA	50,083	64,352
Enersis SA	314,450	105,687

		170,039

China — 4.9%
Agricultural Bank of China Ltd. (Class H Stock)	359,000	173,918
Anhui Conch Cement Co. Ltd. (Class H Stock)	301,000	1,126,135
Anhui Gujing Distillery Co. Ltd. (Class B Stock)	75,600	186,532
Bank of China Ltd. (Class H Stock)	4,862,000	2,323,496
Bank of Communications Co. Ltd. (Class H Stock)	141,000	108,035
Beijing Capital Land Ltd. (Class H Stock)	756,000	279,962
China CITIC Bank Corp. Ltd. (Class H Stock)	2,762,000	1,828,777
China Construction Bank Corp. (Class H Stock)	1,190,000	910,493
China Lumena New Materials Corp.(b)	5,060,000	696,317
China Merchants Bank Co. Ltd. (Class H Stock)	425,000	858,901
China Power International Development Ltd.	2,865,000	1,201,323
China Railway Group Ltd. (Class H Stock)	132,000	70,594
China Resources Power Holdings Co. Ltd.	28,000	78,218
Huaneng Power International, Inc. (Class H Stock)	1,482,000	1,645,088
Industrial & Commercial Bank of China Ltd. (Class H Stock)	1,196,000	815,693
Kaisa Group Holdings Ltd.	2,540,000	927,870
KWG Property Holding Ltd.	99,500	72,646
Shenzhen Expressway Co. Ltd. (Class H Stock)	616,000	371,982
Shenzhen Investment Ltd.	546,000	188,700
Sunac China Holdings Ltd.	210,000	171,935
Tencent Holdings Ltd.	62,000	1,006,865

		15,043,480

Czech Republic — 0.5%
CEZ A/S	53,531	1,520,436

Denmark — 1.8%
A.P. Moeller - Maersk A/S (Class A Stock)	50	112,206
A.P. Moeller - Maersk A/S (Class B Stock)	761	1,774,134
Coloplast A/S (Class B Stock)	20,321	1,718,195
Pandora A/S	22,468	1,537,508
Schouw & Co.	6,146	284,193

		5,426,236

Egypt — 0.4%
Centamin PLC*	1,015,160	1,236,579

Finland — 1.6%
Fortum OYJ	56,594	1,455,014
Sampo OYJ (Class A Stock)	41,047	2,039,028
UPM-Kymmene OYJ	81,707	1,331,704

		4,825,746

France — 5.8%
Accor SA	2,646	128,139
AXA SA	38,028	873,678
Boiron SA	3,452	262,737
Carrefour SA	33,761	1,165,926
Casino Guichard Perrachon SA	12,813	1,544,285
Credit Agricole SA	16,939	229,140
Electricite de France SA	38,030	1,228,512
Groupe Fnac*	5,173	228,934
Nexity SA	15,410	584,108

Orange SA	33,488	524,398
Rallye SA	9,013	452,226
Sanofi	9,466	993,842
Sopra Group SA(a)	4,453	481,438
Technicolor SA*	132,774	960,464
Thales SA	1,511	85,937
Total SA	64,416	4,154,481
Valeo SA	16,590	1,987,771
Vinci SA	28,267	1,950,783

		17,836,799

Germany — 6.1%
Allianz SE	7,330	1,220,340
BASF SE	8,889	919,956
Bayer AG	12,506	1,649,618
Bayerische Motoren Werke AG	5,473	651,942
Continental AG	1,761	379,256
Daimler AG	38,124	3,145,935
Deutsche Lufthansa AG	14,901	262,855
Deutsche Post AG	57,932	1,853,511
Duerr AG	12,043	917,380
Fresenius SE & Co. KGaA	2,031	303,714
Hannover Rueck SE	4,706	401,720
Henkel AG & Co. KGaA	17,196	1,636,997
Hochtief AG	722	60,550
Infineon Technologies AG	123,363	1,359,275
K+S AG	50,035	1,533,149
Merck KGaA	2,316	204,803
Muenchener Rueckversicherungs AG	9,851	2,090,103
RTL Group SA	693	70,544
Siemens AG	1,188	146,713

		18,808,361

Hong Kong — 2.9%
BOC Hong Kong Holdings Ltd.	60,500	189,750
Cheung Kong Holdings Ltd.	23,000	444,349
Cheung Kong Infrastructure Holdings Ltd.	11,000	77,496
Huabao International Holdings Ltd.	1,207,000	876,458
Hutchison Whampoa Ltd.	135,000	1,831,335
Link REIT (The)	389,000	2,207,012
NWS Holdings Ltd.	126,000	233,109
Sands China Ltd.	242,000	1,776,689
Shimao Property Holdings Ltd.	479,500	1,102,486
TCC International Holdings Ltd.	604,000	279,120

		9,017,804

India — 0.4%
Tata Motors Ltd., ADR*	32,400	1,273,968
Tata Steel Ltd., GDR, RegS	12,767	116,738

		1,390,706

Indonesia — 0.2%
PT Bank Mandiri (Persero) Tbk	153,000	133,134
PT Bank Negara Indonesia (Persero) Tbk	138,000	59,774
PT Bank Rakyat Indonesia (Persero) Tbk	186,100	178,502
PT Surya Citra Media TbK	347,100	113,164
PT United Tractors Tbk	32,500	63,739

		548,313

Ireland — 0.8%
DCC PLC	12,816	731,211

Greencore Group PLC	218,848	976,541
Shire PLC	9,860	811,563

		2,519,315

Israel — 1.2%
Delek Group Ltd.	3,139	1,231,652
Israel Chemicals Ltd.	7,252	58,968
Teva Pharmaceutical Industries Ltd.	45,052	2,412,352

		3,702,972

Italy — 1.0%
Assicurazioni Generali SpA	18,795	392,306
Eni SpA	41,062	1,044,858
Fiat SpA*	6,267	60,148
Snam SpA	33,349	196,588
UnipolSai SpA	489,968	1,483,229

		3,177,129

Japan — 15.5%
Alfresa Holdings Corp.	10,600	632,825
Aoyama Trading Co. Ltd.	2,200	56,061
Asahi Kasei Corp.	21,000	165,965
Bandai Namco Holdings, Inc.	2,800	70,865
Bridgestone Corp.	10,400	375,340
Daicel Corp.	7,000	70,647
Daikin Industries Ltd.	28,700	1,971,088
Dentsu, Inc.	3,100	122,779
FANUC Corp.	3,100	535,774
Fuji Electric Co. Ltd.	14,000	72,187
Fuji Heavy Industries Ltd.	82,000	2,338,419
Fujitsu Ltd.	278,000	2,131,004
Japan Tobacco, Inc.	46,300	1,628,257
KDDI Corp.	36,700	2,109,623
Koito Manufacturing Co. Ltd.	2,500	68,502
Medipal Holdings Corp.	109,400	1,378,735
Mitsubishi Corp.	111,000	2,338,977
Mitsubishi Electric Corp.	47,000	620,472
Mitsubishi Materials Corp.	458,000	1,664,938
Mitsubishi UFJ Financial Group, Inc.	540,100	3,185,134
Mitsui & Co. Ltd.	129,500	2,076,843
Mizuho Financial Group, Inc.	759,600	1,474,743
NH Foods Ltd.	3,000	61,412
Nippon Flour Mills Co. Ltd.	36,000	182,068
Nippon Paint Co. Ltd.	48,000	1,105,999
Nippon Paper Industries Co. Ltd.	32,300	564,725
Nippon Telegraph & Telephone Corp.	41,100	2,729,217
Nitto Denko Corp.	2,700	120,491
NSK Ltd.	126,000	1,772,599
ORIX Corp.	21,100	341,003
Otsuka Holdings Co. Ltd.	65,900	2,098,441
Panasonic Corp.	180,600	2,251,798
Resona Holdings, Inc.	32,800	182,781
Rohm Co. Ltd.	1,600	90,201
Seiko Epson Corp.	53,200	2,277,274
Sekisui Chemical Co. Ltd.	15,000	179,857
Shimano, Inc.	1,300	151,763
Sumitomo Corp.	133,500	1,759,271
Sumitomo Metal Mining Co. Ltd.	106,000	1,765,880
Sumitomo Mitsui Financial Group, Inc.	63,100	2,572,239
Suzuki Motor Corp.	5,900	196,883
Taiheiyo Cement Corp.	19,000	73,564
Tokio Marine Holdings, Inc.	11,300	355,348

Toyota Industries Corp.	22,100	1,076,674
Toyota Motor Corp.	17,034	1,005,688

		48,004,354

Luxembourg
Millicom International Cellular SA, SDR	1,180	100,396

Malaysia — 0.4%
DiGi.Com Bhd	56,300	99,989
IOI Corp. Bhd	279,100	436,749
Kossan Rubber Industries	84,100	105,466
MISC Bhd	27,500	55,941
Sunway Bhd	418,300	419,202

		1,117,347

Mexico — 0.5%
America Movil SAB de CV (Class L Stock)	975,100	1,151,385
Arca Continental SAB de CV	9,300	65,747
Coca-Cola Femsa SAB de CV (Class L Stock)	6,200	66,193
Fomento Economico Mexicano SAB de CV	31,000	291,522

		1,574,847

Netherlands — 2.1%
Royal Dutch Shell PLC (Class A Stock)	48,672	2,001,198
Royal Dutch Shell PLC (Class B Stock)	40,369	1,738,367
TomTom NV*	57,040	414,648
Unilever NV, CVA	53,413	2,198,260

		6,352,473

New Zealand — 0.4%
Air New Zealand Ltd.	558,782	936,664
Chorus Ltd.	130,670	194,258

		1,130,922

Norway — 1.6%
Cermaq ASA	7,808	98,743
DNB ASA	113,082	2,003,993
Leroy Seafood Group ASA	11,037	400,047
Marine Harvest ASA	80,204	1,090,973
Salmar ASA	20,041	392,500
Statoil ASA	33,681	962,420

		4,948,676

Philippines — 0.2%
Alliance Global Group, Inc.	91,300	54,838
Manila Water Co., Inc.	140,800	86,514
Nickel Asia Corp.	495,600	407,812
Universal Robina Corp.	17,770	65,829

		614,993

Poland — 0.5%
Bank Pekao SA	2,348	124,432
KGHM Polska Miedz SA	2,269	93,089
Powszechny Zaklad Ubezpieczen SA	10,084	1,417,805

		1,635,326

Portugal — 0.2%
EDP - Energias de Portugal SA	37,600	176,083
Sonae SGPS SA	328,728	493,996

		670,079

Russia — 1.1%
Gazprom OAO, ADR	144,605	1,062,847
Lukoil OAO, ADR	30,632	1,716,923
Magnit OJSC, GDR, RegS	4,186	246,974
MMC Norilsk Nickel OJSC, ADR	8,973	176,319
NOVATEK OAO, GDR, RegS	1,467	152,348
Sistema JSFC, GDR , RegS	2,780	68,972

		3,424,383

Singapore — 0.8%
DBS Group Holdings Ltd.	8,000	116,555
Mapletree Industrial Trust, REIT	255,000	286,604
Oversea-Chinese Banking Corp. Ltd.	42,000	335,198
United Overseas Bank Ltd.	7,000	135,090
Wilmar International Ltd.	639,000	1,668,340

		2,541,787

South Africa — 2.6%
AVI Ltd.	82,208	465,357
Capital Property Fund, REIT*	271,265	292,186
FirstRand Ltd.	456,842	1,836,698
Kumba Iron Ore Ltd., ADR	16,357	571,971
Resilient Property Income Fund Ltd., REIT	50,357	301,024
Sanlam Ltd.	29,341	166,425
Sasol Ltd.	43,181	2,490,825
Sibanye Gold Ltd.	416,169	987,120
Telkom SA SOC Ltd.*	225,072	1,039,106

		8,150,712

South Korea — 2.6%
Chongkundang Holdings Corp.	12,050	500,326
Coway Co. Ltd.	877	75,596
Dongsuh Co., Inc.	4,126	77,311
Hanil Cement Co. Ltd.	2,194	281,761
Hanil E-Wha Co. Ltd.	24,946	513,312
Hyundai Hysco Co. Ltd.	16,297	1,304,484
Hyundai Steel Co.	1,181	89,973
Kia Motors Corp.	4,210	247,151
Kolon Industries, Inc.	4,630	306,309
KT&G Corp.	1,955	189,442
LG Electronics, Inc.	10,181	754,234
POSCO	212	68,891
Samsung Electronics Co. Ltd.	749	969,367
Seah Besteel Corp.	15,827	548,114
SeAH Steel Corp.	2,680	249,527
SK Hynix, Inc.*	40,812	1,775,713
SK Telecom Co. Ltd.	822	211,009

		8,162,520

Spain — 1.5%
Abertis Infraestructuras SA	4,345	95,231
ACS Actividades de Construccion y Servicios SA	43,527	1,903,392
Banco Santander SA	38,249	384,298
Telefonica SA	145,367	2,369,840

		4,752,761

Sweden — 2.5%
Axfood AB	1,895	96,588
Electrolux AB (Class B Stock)	3,930	97,472
Industrivarden AB (Class C Stock)	4,515	83,927
Investor AB (Class B Stock)	61,231	2,201,192
Nordea Bank AB	48,839	654,969
Skandinaviska Enskilda Banken AB (Class A Stock)	171,861	2,300,700

Svenska Handelsbanken AB (Class A Stock)	39,781	1,915,869
Swedbank AB (Class A Stock)	14,919	382,189

		7,732,906

Switzerland — 5.3%
Actelion Ltd.	1,834	220,274
Geberit AG	5,321	1,782,939
Nestle SA	33,008	2,443,915
Novartis AG	60,920	5,299,958
Roche Holding AG	14,373	4,171,127
Swiss Life Holding AG	1,367	316,116
Swiss Re AG	24,119	2,050,297

		16,284,626

Taiwan — 3.5%
Advanced Semiconductor Engineering, Inc.*	108,000	128,260
Asustek Computer, Inc.	12,000	126,808
Catcher Technology Co. Ltd.	272,000	2,223,175
Cathay Financial Holding Co. Ltd.	45,343	75,451
Chimei Materials Technology Corp.*	1,196,000	1,422,228
CTBC Financial Holding Co. Ltd.	110,210	77,138
Everlight Electronics Co. Ltd.	635,000	1,432,553
Fubon Financial Holding Co. Ltd.	48,000	75,351
Grape King Bio Ltd.	140,000	668,619
Hon Hai Precision Industry Co. Ltd.	812,000	2,782,471
King Yuan Electronics Co. Ltd.	611,000	500,449
Largan Precision Co. Ltd.	2,000	153,648
MediaTek, Inc.	49,000	758,331
Mega Financial Holding Co. Ltd.	79,891	70,158
Namchow Chemical Industrial Co. Ltd.	179,000	408,330

		10,902,970

Thailand — 0.9%
GFPT PCL	2,028,000	960,000
Kasikornbank PCL	177,400	1,162,421
Pruksa Real Estate PCL	321,200	335,104
PTT Global Chemical PCL	29,300	59,996
Thai Vegetable Oil PCL	334,700	233,487

		2,751,008

Turkey
Enka Insaat ve Sanayi A/S	16,795	43,774
KOC Holding A/S	10,705	56,171
Koza Altin Isletmeleri A/S	3,540	36,583

		136,528

United Kingdom — 11.9%
3i Group PLC	140,395	891,718
Ashtead Group PLC	66,770	1,001,597
AstraZeneca PLC	20,130	1,469,827
BHP Billiton PLC	34,164	1,165,407
BP PLC	545,303	4,440,824
British American Tobacco PLC	20,344	1,191,804
BT Group PLC	436,747	2,859,349
Capita PLC	93,959	1,902,525
easyJet PLC	74,087	1,614,746
Ferrexpo PLC	318,547	719,681
GlaxoSmithKline PLC	51,641	1,244,488
Hammerson PLC, REIT	20,996	212,311
Henderson Group PLC	127,692	521,988
Home Retail Group PLC	361,896	1,010,861

HSBC Holdings PLC	259,620	2,783,375
International Consolidated Airlines Group SA*	17,020	95,220
ITV PLC	683,609	2,399,593
J. Sainsbury PLC	275,527	1,452,272
National Grid PLC	60,597	863,100
Next PLC	16,662	1,901,673
Old Mutual PLC	132,850	437,048
Prudential PLC	109,331	2,512,856
Reckitt Benckiser Group PLC	10,487	925,769
Schroders PLC	2,011	80,801
Unilever PLC	20,954	905,353
Vodafone Group PLC	566,599	1,886,835
WH Smith PLC	22,658	431,196

		36,922,217

United States — 0.1%
Catamaran Corp.*	3,700	168,482
Transocean Ltd.(a)	5,771	231,904

		400,386

TOTAL COMMON STOCKS (cost $256,716,789)		304,376,516

EXCHANGE TRADED FUNDS — 0.3%
United States
iShares MSCI EAFE Index Fund(a)	10,000	665,900
iShares MSCI Emerging Markets Index Fund	3,900	170,898

TOTAL EXCHANGE TRADED FUNDS (cost $696,696)		836,798

PREFERRED STOCKS — 1.1%
Brazil — 1.1%
Banco Bradesco SA (PRFC)	33,600	515,385
Braskem SA (PRFC)	30,600	189,231
Cia Energetica de Sao Paulo (PRFC)	4,800	60,996
Cia Paranaense de Energia (PRFC)	145,500	2,254,889
Petroleo Brasileiro SA (PRFC)	28,000	236,712

		3,257,213

South Korea
Samsung Electronics Co. Ltd. (PRFC)	131	135,481

TOTAL PREFERRED STOCKS (cost $2,805,566)		3,392,694

TOTAL LONG-TERM INVESTMENTS (cost $260,219,051)		308,606,008

SHORT-TERM INVESTMENT — 0.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,486,007; includes $1,485,695 of cash collateral for securities on loan)(c)(d)	1,486,007	1,486,007

TOTAL INVESTMENTS — 100.2% (cost $261,705,058)(e)		310,092,015
Liabilities in excess of other assets — (0.2)%		(545,196)

NET ASSETS — 100.0%		$309,546,819

The following abbreviations are used in the portfolio descriptions:

RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
EAFE	Europe, Australasia and Far East
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
PRFC	Preference Shares
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,415,800; cash collateral of $1,485,695 (included in liabilities) was received with which the Series purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Indicates a security or securities that have been deemed illiquid.
(c)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$265,658,958

Appreciation	48,307,784
Depreciation	(3,874,727)

Net Unrealized Appreciation	$44,433,057

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$337,145	$19,300,445	$—
Austria	—	274,091	—
Belgium	—	868,857	—
Brazil	3,953,929	—	—
Canada	26,105,917	—	—
Chile	170,039	—	—
China	651,944	13,695,219	696,317
Czech Republic	1,520,436	—	—
Denmark	—	5,426,236	—
Egypt	1,236,579	—	—
Finland	1,455,014	3,370,732	—
France	491,671	17,345,128	—
Germany	—	18,808,361	—
Hong Kong	—	9,017,804	—
India	1,390,706	—	—
Indonesia	—	548,313	—
Ireland	976,541	1,542,774	—
Israel	—	3,702,972	—
Italy	—	3,177,129	—

Japan	—	48,004,354	—
Luxembourg	—	100,396	—
Malaysia	—	1,117,347	—
Mexico	1,574,847	—	—
Netherlands	—	6,352,473	—
New Zealand	194,258	936,664	—
Norway	98,743	4,849,933	—
Philippines	—	614,993	—
Poland	—	1,635,326	—
Portugal	—	670,079	—
Russia	3,424,383	—	—
Singapore	—	2,541,787	—
South Africa	1,058,567	7,092,145	—
South Korea	1,027,039	6,622,169	513,312
Spain	—	4,752,761	—
Sweden	96,588	7,636,318	—
Switzerland	—	16,284,626	—
Taiwan	—	10,902,970	—
Thailand	59,996	2,691,012	—
Turkey	—	136,528	—
United Kingdom	—	36,922,217	—
United States	168,482	231,904	—
Exchange Traded Funds
United States	836,798	—	—
Preferred Stocks
Brazil	3,257,213	—	—
South Korea	—	135,481	—
Affiliated Money Market Mutual Fund	1,486,007	—	—

Total	$51,572,842	$257,309,544	$1,209,629

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2014 was as follows:

Banks	16.5%
Oil, Gas & Consumable Fuels	9.3
Pharmaceuticals	6.8
Insurance	5.8
Metals & Mining	5.4
Food Products	4.5
Diversified Telecommunication Services	3.7
Automobiles	2.9
Electric Utilities	2.5
Auto Components	2.3
Semiconductors & Semiconductor Equipment	2.3
Trading Companies & Distributors	2.3
Food & Staples Retailing	2.2
Chemicals	2.0
Wireless Telecommunication Services	1.8
Diversified Financial Services	1.5
Technology Hardware, Storage & Peripherals	1.5
Electronic Equipment, Instruments & Components	1.4
Household Durables	1.4
Construction & Engineering	1.3
Media	1.3
Real Estate Management & Development	1.3
Building Products	1.2
Real Estate Investment Trusts (REITs)	1.2
Machinery	1.1
Independent Power & Renewable Electricity Producers	1.0
Industrial Conglomerates	1.0
Tobacco	1.0
Airlines	0.9
IT Services	0.9
Health Care Providers & Services	0.8
Household Products	0.8
Paper & Forest Products	0.8
Air Freight & Logistics	0.6
Beverages	0.6
Capital Markets	0.6
Construction Materials	0.6
Health Care Equipment & Supplies	0.6
Hotels, Restaurants & Leisure	0.6
Marine	0.6
Multiline Retail	0.6
Professional Services	0.6
Affiliated Money Market Mutual Fund (including 0.5% of collateral for securities on loan)	0.5
Textiles, Apparel & Luxury Goods	0.5
Thrifts & Mortgage Finance	0.4
Exchange Traded Fund	0.3
Internet & Catalog Retail	0.3
Internet Software & Services	0.3
Multi-Utilities	0.3
Road & Rail	0.3
Electrical Equipment	0.2
Personal Products	0.2
Specialty Retail	0.2
Transportation Infrastructure	0.2
Biotechnology	0.1
Energy Equipment & Services	0.1
Gas Utilities	0.1
Leisure Products	0.1

100.2
Liabilities in excess of other assets	(0.2)

100.0%

Prudential International Value Fund

Schedule of Investments

as of July 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.5%
COMMON STOCKS
Australia — 3.8%
Arrium Ltd.	87,600	$65,821
Ausdrill Ltd.	42,900	42,903
Bendigo & Adelaide Bank Ltd.	16,800	197,655
Bradken Ltd.	29,500	122,596
Challenger Ltd.	32,000	236,975
Downer EDI Ltd.	35,500	158,341
Fortescue Metals Group Ltd.	26,500	118,806
GrainCorp Ltd. (Class A Stock)	6,100	49,037
Lend Lease Group	26,300	328,202
Metcash Ltd.	42,000	113,579
Mineral Resources Ltd.	11,000	111,696
National Australia Bank Ltd.	8,000	259,757
Pacific Brands Ltd.	88,300	45,972
Primary Health Care Ltd.	33,900	151,580
Toll Holdings Ltd.	25,300	127,102

		2,130,022

Austria — 0.7%
OMV AG	5,800	233,267
Voestalpine AG	3,800	167,229

		400,496

Belgium — 1.3%
AGFA-Gevaert NV*	32,700	97,689
Anheuser-Busch InBev NV	3,330	359,415
Delhaize Group SA	3,800	247,976
Dexia SA*	4,935	198

		705,278

Brazil — 0.1%
Embraer SA, ADR	2,106	80,112

Canada — 0.6%
Canadian National Railway Co.	5,369	358,918

China — 2.5%
Baidu, Inc., ADR*	1,572	339,631
China Mobile Ltd.	46,593	509,105
Industrial & Commercial Bank of China Ltd. (Class H Stock)	457,326	311,904
Tencent Holdings Ltd.	17,286	280,721

		1,441,361

Denmark — 1.0%
Novo Nordisk A/S (Class B Stock)	12,566	578,441

Finland — 0.9%
Kone OYJ (Class B Stock)	6,123	257,458
Tieto OYJ	8,700	231,258

		488,716

France — 9.6%
Accor SA	5,785	280,153
Air Liquide SA	1,985	252,599
Alstom SA*	6,000	215,791
AXA SA	9,100	209,069
BNP Paribas SA	3,700	245,507
Cie Generale des Etablissements Michelin	4,624	507,249
Credit Agricole SA	12,800	173,150
Electricite de France SA	5,500	177,671

LVMH Moet Hennessy Louis Vuitton SA	3,147	541,352
Publicis Groupe SA	5,910	428,789
Renault SA	2,200	183,656
Sanofi	3,000	314,972
SCOR SE	3,900	125,458
Societe Generale SA	2,800	140,566
Thales SA	5,100	290,060
Total SA	15,049	970,579
Valeo SA	2,400	287,562
Vivendi SA*	4,400	110,432

		5,454,615

Germany — 6.3%
Adidas AG	3,331	263,763
Allianz SE	2,000	332,971
Aurubis AG	2,300	111,685
BASF SE	1,700	175,939
Daimler AG	4,900	404,341
Deutsche Bank AG	10,144	346,909
E.ON SE	7,600	143,475
Freenet AG	7,800	205,814
Fresenius Medical Care AG & Co. KGaA	6,030	417,986
Hannover Rueck SE	2,000	170,727
Muenchener Rueckversicherungs AG	1,400	297,040
Rheinmetall AG	3,000	181,835
RWE AG	3,700	148,549
Stada Arzneimittel AG	2,300	94,980
Volkswagen AG	1,300	299,803

		3,595,817

Hong Kong — 3.9%
AIA Group Ltd.	101,344	542,940
Cheung Kong Holdings Ltd.	9,000	173,876
First Pacific Co. Ltd.	112,000	133,895
Hong Kong Exchanges and Clearing Ltd.	16,377	366,857
Huabao International Holdings Ltd.	354,000	257,056
Kingboard Chemical Holdings Ltd.	69,720	146,302
Sands China Ltd.	51,744	379,888
Yue Yuen Industrial Holdings Ltd.	68,200	227,913

		2,228,727

Ireland — 0.4%
Permanent TSB Group Holdings PLC*	15,600	1,664
Smurfit Kappa Group PLC	9,500	206,161

		207,825

Israel — 0.8%
Bank Hapoalim BM	21,500	125,415
Elbit Systems Ltd.	2,300	144,129
Teva Pharmaceutical Industries Ltd.	3,700	198,120

		467,664

Italy — 1.8%
Enel SpA	52,200	297,173
Eni SpA	14,200	361,331
Intesa Sanpaolo SpA	84,740	251,645
Telecom Italia SpA*	93,100	107,278

		1,017,427

Japan — 19.3%
Alfresa Holdings Corp.	1,900	113,431
Alpine Electronics, Inc.	8,373	131,900
Aoyama Trading Co. Ltd.	8,400	214,050
FANUC Corp.	2,082	359,833
Fukuoka Financial Group, Inc.	39,000	199,513
Fuyo General Lease Co. Ltd.	4,300	172,681
Heiwa Corp.	12,700	299,154

Japan Tobacco, Inc.	8,533	300,085
JX Holdings, Inc.	23,900	122,896
KDDI Corp.	4,500	258,673
Keihin Corp.	9,400	144,156
Kubota Corp.	36,054	474,662
KYORIN Holdings, Inc.	5,300	109,204
Kyowa Exeo Corp.	16,200	224,445
Marubeni Corp.	29,000	203,813
Miraca Holdings, Inc.	2,400	111,072
Mitsubishi Corp.	5,900	124,324
Mitsubishi Estate Co. Ltd.	12,676	309,967
Mitsubishi UFJ Financial Group, Inc.	78,114	460,662
Mitsui & Co. Ltd.	18,800	301,503
Mizuho Financial Group, Inc.	186,800	362,667
Morinaga Milk Industry Co. Ltd.	66,000	236,610
Nichii Gakkan Co.	7,600	64,869
Nippon Telegraph & Telephone Corp.	11,414	757,939
Nishi-Nippon City Bank Ltd. (The)	48,000	124,614
NTT DoCoMo, Inc.	16,200	284,086
Otsuka Holdings Co. Ltd.	5,800	184,688
Resona Holdings, Inc.	65,400	364,447
Sankyu, Inc.	49,800	242,490
Seino Holdings Co. Ltd.	12,000	129,015
Shimachu Co. Ltd.	6,200	143,751
Shizuoka Gas Co. Ltd.	25,400	167,313
SKY Perfect JSAT Holdings, Inc.	28,100	166,628
SoftBank Corp.	3,600	258,798
Sumitomo Corp.	15,100	198,989
Sumitomo Metal Mining Co. Ltd.	9,000	149,933
Sumitomo Mitsui Financial Group, Inc.	9,900	403,568
Sumitomo Mitsui Trust Holdings, Inc.	86,494	376,396
Toagosei Co. Ltd.	33,000	139,037
Tokyo Electron Ltd.	1,644	107,392
Toppan Forms Co. Ltd.	16,700	163,222
Toyota Motor Corp.	12,455	735,344
Tsumura & Co.	4,300	103,380
West Japan Railway Co.	3,900	176,890
Yokohama Rubber Co. Ltd. (The)	31,000	268,412

		10,946,502

Liechtenstein — 0.2%
VP Bank AG	1,400	121,089

Mexico — 0.1%
America Movil SAB de CV (Class L Stock), ADR	1,500	35,355

Netherlands — 4.4%
Aegon NV	18,800	152,461
ASML Holding NV	3,111	293,399
ING Groep NV, CVA*	48,371	628,221
Koninklijke Ahold NV	15,415	268,780
Koninklijke Philips NV	7,211	222,247
Royal Dutch Shell PLC (Class B Stock)	21,700	934,444

		2,499,552

New Zealand — 0.4%
Air New Zealand Ltd.	142,300	238,532

Norway — 1.1%
DnB ASA	10,900	193,165
Statoil ASA	8,300	237,169
Yara International ASA	4,500	206,233

		636,567

Singapore — 0.7%
DBS Group Holdings Ltd.	26,000	378,803

Spain — 2.7%
Amadeus IT Holding SA (Class A Stock)	7,377	290,289
Banco Bilbao Vizcaya Argentaria SA	32,324	397,348
Banco Santander SA	29,000	291,371
Repsol SA	17,300	431,419
Telefonica SA	8,000	130,420

		1,540,847

Sweden — 2.5%
Boliden AB	8,600	139,321
Hennes & Mauritz AB (Class B Stock)	7,082	289,522
Oriflame Cosmetics SA, SDR	5,700	123,615
Securitas AB (Class B Stock)	12,600	146,497
Svenska Cellulosa AB SCA (Class B Stock)	8,395	206,736
Swedbank AB (Class A Stock)	8,900	227,997
TeliaSonera AB	33,900	253,902

		1,387,590

Switzerland — 9.2%
Baloise Holding AG	2,200	264,892
Credit Suisse Group AG*	8,200	222,448
Georg Fischer AG*	400	264,331
Holcim Ltd.*	3,177	254,212
Julius Baer Group Ltd.*	6,527	276,889
Lonza Group AG*	1,100	121,983
Nestle SA	8,638	639,558
Novartis AG	13,251	1,152,819
Roche Holding AG	2,016	585,055
Swiss Life Holding AG*	1,100	254,373
Swiss Re AG*	5,400	459,041
UBS AG*	24,857	427,081
Zurich Insurance Group AG*	1,000	290,510

		5,213,192

Taiwan — 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	16,936	338,720

United Kingdom — 18.0%
Alent PLC	16,900	95,441
AMEC PLC	8,800	168,457
Anglo American PLC	9,400	252,447
AstraZeneca PLC	8,200	598,737
Aviva PLC	69,649	589,427
BAE Systems PLC	63,500	457,643
Barclays PLC	56,600	214,554
Beazley PLC	31,500	129,371
BP PLC	76,000	618,927
BT Group PLC	92,377	604,785
Burberry Group PLC	10,272	244,254
Centrica PLC	49,700	258,961
Compass Group PLC	15,469	252,064
Dairy Crest Group PLC	24,700	174,813
Experian PLC	27,539	471,214
GlaxoSmithKline PLC	8,900	214,479
Home Retail Group PLC	40,400	112,847
Intermediate Capital Group PLC	25,000	169,365
J. Sainsbury PLC	53,500	281,992
Kingfisher PLC	95,645	483,093
Legal & General Group PLC	21,000	82,847
Liberty Global PLC (Class C Stock)*	8,391	335,556
Marston’s PLC	48,900	118,553
Mondi PLC	6,900	120,847
Old Mutual PLC	65,800	216,468
Pearson PLC	8,602	165,705
Petrofac Ltd.	6,900	127,156
Reckitt Benckiser Group PLC	7,007	618,562
Rio Tinto Ltd.	4,700	285,495

Rio Tinto PLC	3,722	212,728
SABMiller PLC	6,680	363,738
Standard Chartered PLC	14,118	292,777
Tesco PLC	51,800	224,746
Tullett Prebon PLC	37,100	154,612
Vesuvius PLC	14,800	115,849
Wm Morrison Supermarkets PLC	88,600	251,474
WPP PLC	7,078	140,899

		10,220,883

United States — 4.6%
Accenture PLC (Class A Stock)	5,142	407,658
Actavis PLC*	2,263	484,870
Carnival PLC	7,863	285,017
Ensco PLC (Class A Stock)	5,334	270,167
Lululemon Athletica, Inc.*	6,551	252,017
MasterCard, Inc. (Class A Stock)	5,146	381,576
Schlumberger Ltd.	2,912	315,632
Yum! Brands, Inc.	3,145	218,263

		2,615,200

TOTAL LONG-TERM INVESTMENTS (cost $45,151,758)		55,328,251

SHORT-TERM INVESTMENT — 2.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,245,206)(a)	1,245,206	1,245,206

TOTAL INVESTMENTS — 99.7% (cost $46,396,964)(b)		56,573,457
Other assets in excess of liabilities(c) — 0.3%		187,852

NET ASSETS — 100.0%		$56,761,309

The following abbreviations are used in the portfolio descriptions:

ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
SDR	Swedish Depositary Receipt
EUR	Euro
JPY	Japanese Yen

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Series also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(b)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$47,059,667

Appreciation	12,723,370
Depreciation	(3,209,580)

Net Unrealized Appreciation	$9,513,790

The book basis may differ from tax basis due to certain tax-related adjustments.

(c)	Includes net unrealized appreciation on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at July 31, 2014:
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation(1)
Euro, Expiring 10/28/14	State Street Bank	EUR	1,209	$1,669,226	$1,619,153	$50,073
Japanese Yen, Expiring 10/02/14	State Street Bank	JPY	165,781	1,638,234	1,612,308	25,926

				$3,307,460	$3,231,461	$75,999

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of July 31, 2014.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$113,579	$2,016,443	$—
Austria	—	400,496	—
Belgium	97,887	607,391	—
Brazil	80,112	—	—
Canada	358,918	—	—
China	339,631	1,101,730	—
Denmark	—	578,441	—
Finland	—	488,716	—
France	—	5,454,615	—
Germany	—	3,595,817	—
Hong Kong	—	2,228,727	—
Ireland	1,664	206,161	—
Israel	—	467,664	—
Italy	—	1,017,427	—
Japan	—	10,946,502	—
Liechtenstein	121,089	—	—
Mexico	35,355	—	—
Netherlands	—	2,499,552	—
New Zealand	—	238,532	—
Norway	206,233	430,334	—
Singapore	—	378,803	—
Spain	—	1,540,847	—
Sweden	123,615	1,263,975	—
Switzerland	—	5,213,192	—
Taiwan	338,720	—	—
United Kingdom	715,255	9,505,628	—
United States	2,615,200	—	—
Affiliated Money Market Mutual Fund	1,245,206	—	—
Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	—	75,999	—

Total	$6,392,464	$50,256,992	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.

Fair value of Level 2 investments at October 31, 2013 was $93,707,407, which was a result of valuing investments using third party vendor modeling tools. An amount of $1,452,730 was transferred from Level 2 into Level 1 at July 31, 2014 as a result of using quoted prices in active markets for such foreign securities.

It is the Series’ Policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2014 were as follows:

Banks	10.4%
Pharmaceuticals	8.1
Insurance	7.3
Oil, Gas & Consumable Fuels	6.8
Diversified Telecommunication Services	3.5
Capital Markets	3.1
Wireless Telecommunication Services	2.9
Automobiles	2.8
Machinery	2.8
Hotels, Restaurants & Leisure	2.7
Textiles, Apparel & Luxury Goods	2.7
Diversified Financial Services	2.6
Metals & Mining	2.6
Food & Staples Retailing	2.5
IT Services	2.3
Media	2.3
Affiliated Money Market Mutual Fund	2.2
Auto Components	2.2
Specialty Retail	2.1
Chemicals	1.9
Food Products	1.9
Aerospace & Defense	1.7
Energy Equipment & Services	1.6
Household Products	1.5
Real Estate Management & Development	1.5
Road & Rail	1.5
Trading Companies & Distributors	1.5
Health Care Providers & Services	1.5
Semiconductors & Semiconductor Equipment	1.3
Beverages	1.2
Commercial Services & Supplies	1.1
Internet Software & Services	1.1
Multi-Utilities	1.0
Electric Utilities	0.8
Professional Services	0.8
Industrial Conglomerates	0.7
Construction & Engineering	0.5
Leisure Products	0.5
Tobacco	0.5
Airlines	0.4
Construction Materials	0.4
Containers & Packaging	0.4
Electrical Equipment	0.4
Electronic Equipment, Instruments & Components	0.3
Gas Utilities	0.3
Air Freight & Logistics	0.2

Health Care Technology	0.2
Household Durables	0.2
Internet & Catalog Retail	0.2
Life Sciences Tools & Services	0.2
Paper & Forest Products	0.2
Personal Products	0.2
Distributors	0.1

99.7
Other assets in excess of liabilities	0.3

100.0%

Prudential Emerging Markets Debt Local Currency Fund

Schedule of Investments

as of July 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 96.9%
FOREIGN BONDS
Argentina — 1.2%
Argentina Boden Bonds, Sr. Unsec’d. Notes	7.000%	10/03/15		500	$ 470,931

Brazil — 16.4%
Banco BMG SA, Sr. Unsec’d. Notes, RegS	9.150%	01/15/16		80	84,000
Banco Santander Brasil SA, Sr. Unsec’d. Notes, 144A	8.000%	03/18/16	BRL	2,250	950,479
Brazil Notas do Tesouro Nacionalie, Notes, Ser. NTNB	6.000%	08/15/50	BRL	331	353,822
Brazil Notas do Tesouro Nacionalie, Notes, Ser. NTNF	10.000%	01/01/18	BRL	2,512	1,057,606
Brazil Notas do Tesouro Nacionalie, Notes, Ser. NTNF	10.000%	01/01/19	BRL	650	270,544
Brazil Notas do Tesouro Nacionalie, Notes, Ser. NTNF	10.000%	01/01/21	BRL	3,913	1,589,206
Brazil Notas do Tesouro Nacionalie, Notes, Ser. NTNF	10.000%	01/01/23	BRL	1,177	469,293
Brazil Notas do Tesouro Nacionalie, Notes, Ser. NTNF	10.000%	01/01/25	BRL	1,360	532,495
Brazil Notas do Tesouro Nacionalie, Sr. Notes, Ser. NTNF	10.000%	01/01/17	BRL	2,345	1,000,786
Brazilian Government International Bond, Sr. Unsec’d. Notes	8.500%	01/05/24	BRL	54	22,552
Itau Unibanco Holding SA, Sr. Unsec’d. Notes, RegS	10.500%	11/23/15	BRL	300	130,248
JBS Finance II Ltd., Gtd. Notes, RegS	8.250%	01/29/18		150	158,250

					6,619,281

Colombia — 5.1%
Colombia Government International Bond, Sr. Unsec’d. Notes	9.850%	06/28/27	COP	180,000	123,734
Colombian TES, Bonds, Ser. B	6.000%	04/28/28	COP	1,269,600	611,486
Colombian TES, Bonds, Ser. B	7.500%	08/26/26	COP	1,286,600	711,079
Colombian TES, Bonds, Ser. B	11.000%	07/24/20	COP	315,100	205,758
Colombian TES, Bonds, Ser. B	11.250%	10/24/18	COP	364,300	230,416
Empresas Publicas de Medellin ESP, Sr. Unsec’d. Notes, RegS	8.375%	02/01/21	COP	300,000	168,627

					2,051,100

Dominican Republic — 0.3%
Dominican Republic International Bond, Sr. Unsec’d. Notes, RegS	9.040%	01/23/18		107	118,091

Ghana — 0.2%
Ghana Government Bond, Bonds, Ser. 3Y	16.900%	03/07/16	GHS	235	60,827

Hungary — 3.0%
Hungary Government Bond, Bonds, Ser. 17/B	6.750%	02/24/17	HUF	50,270	233,545
Hungary Government Bond, Bonds, Ser. 19/A	6.500%	06/24/19	HUF	58,000	275,890
Hungary Government Bond, Bonds, Ser. 23/A	6.000%	11/24/23	HUF	65,000	305,915
Hungary Government International Bond, Sr. Unsec’d. Notes	4.000%	03/25/19		184	189,146
Hungary Government International Bond, Sr. Unsec’d. Notes	6.250%	01/29/20		170	191,293

					1,195,789

Indonesia — 11.1%
Berau Capital Resources Pte Ltd., Sr. Sec’d. Notes, RegS	12.500%	07/08/15		145	149,894
Indonesia Government International Bond, Sr. Unsec’d. Notes, RegS	11.625%	03/04/19		140	189,700
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR53	8.250%	07/15/21	IDR	6,500,000	568,452
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR56	8.375%	09/15/26	IDR	1,000,000	86,375
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR58	8.250%	06/15/32	IDR	1,700,000	141,550
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR59	7.000%	05/15/27	IDR	3,800,000	292,939
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR61	7.000%	05/15/22	IDR	2,000,000	162,384
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR63	5.625%	05/15/23	IDR	3,100,000	226,927
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR65	6.625%	05/15/33	IDR	7,500,000	526,344

Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR67	8.750%	02/15/44	IDR	2,700,000	230,296
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR69	7.875%	04/15/19	IDR	5,900,000	509,354
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR69	8.375%	03/15/24	IDR	6,700,000	592,308
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR69	9.000%	03/15/29	IDR	4,400,000	396,010
Perusahaan Penerbit SBSN Indonesia, Sr. Unsec’d. Notes, RegS	4.000%	11/21/18		375	387,656

					4,460,189

Kazakhstan — 0.4%
KazMunayGas National Co. JSC, Sr. Unsec’d. Notes, MTN, RegS	9.125%	07/02/18		150	181,500

Luxembourg — 0.5%
Millicom International Cellular SA, Sr. Unsec’d. Notes, 144A	4.750%	05/22/20		200	197,500

Malaysia — 3.7%
Malaysia Government Bond, Sr. Unsec’d. Notes, Ser. 0311	4.392%	04/15/26	MYR	580	186,851
Malaysia Government Bond, Sr. Unsec’d. Notes, Ser. 0412	4.127%	04/15/32	MYR	2,200	673,403
Malaysia Government Bond, Sr. Unsec’d. Notes, Ser. 0413	3.844%	04/15/33	MYR	1,050	308,616
Malaysia Government Bond, Sr. Unsec’d. Notes, Ser. 0612	3.492%	03/31/20	MYR	430	132,730
Malaysia Government Bond, Sr. Unsec’d. Notes, Ser. 0902	4.378%	11/29/19	MYR	630	203,123

					1,504,723

Mexico — 11.6%
America Movil SAB de CV, Sr. Unsec’d. Notes, Ser. 12	6.450%	12/05/22	MXN	7,500	555,835
Cemex SAB de CV, Sr. Sec’d. Notes, RegS	9.500%	06/15/18		200	223,000
Mexican Bonos, Bonds, Ser. M	6.500%	06/10/21	MXN	1,500	120,584
Mexican Bonos, Bonds, Ser. M	6.500%	06/09/22	MXN	7,225	576,278
Mexican Bonos, Bonds, Ser. M	7.750%	05/29/31	MXN	14,356	1,220,966
Mexican Bonos, Bonds, Ser. M	8.000%	06/11/20	MXN	2,700	233,837
Mexican Bonos, Bonds, Ser. M	8.000%	12/07/23	MXN	15,850	1,387,832
Petroleos Mexicanos, Gtd. Notes, 144A	7.650%	11/24/21	MXN	4,120	334,425

					4,652,757

Nigeria — 1.7%
Nigeria Government Bond, Bonds, Ser. 5YR	15.100%	04/27/17	NGN	33,495	226,127
Nigeria Government Bond, Bonds, Ser. 10YR	7.000%	10/23/19	NGN	78,721	406,101
Nigeria Government Bond, Bonds, Ser. 20YR	10.000%	07/23/30	NGN	10,680	55,901

					688,129

Peru — 2.6%
Peruvian Government Bond, Bonds	6.950%	08/12/31	PEN	190	73,848
Peruvian Government International Bond, Sr. Unsec’d. Notes, 144A	7.840%	08/12/20	PEN	650	268,814
Peruvian Government International Bond, Sr. Unsec’d. Notes, RegS	6.950%	08/12/31	PEN	1,253	487,010
Peruvian Government International Bond, Sr. Unsec’d. Notes, RegS	7.840%	08/12/20	PEN	546	225,804

					1,055,476

Philippines — 0.9%
Philippine Government International Bond, Sr. Unsec’d. Notes	4.950%	01/15/21	PHP	5,000	123,678
Philippine Government International Bond, Sr. Unsec’d. Notes	6.250%	01/14/36	PHP	10,000	250,115

					373,793

Poland — 3.9%
Poland Government Bond, Bonds, Ser. 1017	5.250%	10/25/17	PLN	520	179,733
Poland Government Bond, Bonds, Ser. 1020	5.250%	10/25/20	PLN	1,070	384,648

Poland Government Bond, Bonds, Ser. 1023	4.000%	10/25/23	PLN	2,945	987,141

					1,551,522

Romania — 0.6%
Romania Government Bond, Bonds, Ser.10Y	5.850%	04/26/23	RON	680	232,655

Russia — 11.6%
AHML Finance Ltd., Unsec’d. Notes, 144A	7.750%	02/13/18	RUB	12,250	311,267
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes, RegS	9.250%	04/23/19		390	453,375
Russian Agricultural Bank OJSC Via RSHB Capital SA, Sr. Unsec’d. Notes, RegS	8.625%	02/17/17	RUB	13,400	340,356
Russian Agricultural Bank OJSC Via RSHB Capital SA, Sr. Unsec’d. Notes, MTN, RegS	8.700%	03/17/16	RUB	23,500	618,270
Russian Federal Bond - OFZ, Bonds, Ser. 5081	6.200%	01/31/18	RUB	17,000	435,126
Russian Federal Bond - OFZ, Bonds, Ser. 6212	7.050%	01/19/28	RUB	42,078	981,595
Russian Federal Bond - OFZ, Bonds, Ser. 6215	7.000%	08/16/23	RUB	14,039	340,476
Russian Federal Bond - OFZ, Bonds, Ser. 6216	6.700%	05/15/19	RUB	4,400	111,328
Russian Railways via RZD Capital PLC, Sr. Unsec’d. Notes, RegS	8.300%	04/02/19	RUB	30,200	764,958
VimpelCom Holdings BV, Gtd. Notes, 144A	9.000%	02/13/18	RUB	5,000	130,301
Vnesheconombank Via VEB Finance PLC, Sr. Unsec’d. Notes, RegS	6.902%	07/09/20		200	197,500

					4,684,552

South Africa — 8.6%
Eskom Holdings SOC Ltd., Govt. Gtd., Ser. ES23, MTN	10.000%	01/25/23	ZAR	7,500	758,611
South Africa Government Bond, Bonds, Ser. 2023	7.750%	02/28/23	ZAR	1,970	179,940
South Africa Government Bond, Bonds, Ser. R204	8.000%	12/21/18	ZAR	950	90,438
South Africa Government Bond, Bonds, Ser. R213	7.000%	02/28/31	ZAR	500	39,508
South Africa Government Bond, Sr. Unsec’d. Notes, Ser. R208	6.750%	03/31/21	ZAR	4,390	386,118
South Africa Government Bond, Sr. Unsec’d. Notes, Ser. R209	6.250%	03/31/36	ZAR	28,884	2,007,657

					3,462,272

Spain — 1.3%
Spain Government International Bond, Sr. Unsec’d. Notes, MTN, 144A	4.000%	03/06/18		500	531,465

Sri Lanka — 1.1%
Bank of Ceylon, Sr. Unsec’d. Notes, RegS	6.875%	05/03/17		400	425,000

Thailand — 2.9%
Thailand Government Bond, Sr. Unsec’d. Notes	3.580%	12/17/27	THB	2,400	73,635
Thailand Government Bond, Sr. Unsec’d. Notes	3.625%	06/16/23	THB	15,577	486,693
Thailand Government Bond, Sr. Unsec’d. Notes	3.650%	12/17/21	THB	2,000	63,168
Thailand Government Bond, Sr. Unsec’d. Notes	3.775%	06/25/32	THB	600	18,254
Thailand Government Bond, Sr. Unsec’d. Notes	5.670%	03/13/28	THB	5,000	187,742
Thailand Government Bond, Sr. Unsec’d. Notes - Inflation Linked	1.200%	07/14/21	THB	7,653	231,599
Thailand Government Bond, Unsec’d. - Inflation Linked	1.250%	03/12/28	THB	4,136	118,093

					1,179,184

Turkey — 7.1%
Turkey Government Bond, Bonds	7.100%	03/08/23	TRY	465	194,871
Turkey Government Bond, Bonds	8.300%	06/20/18	TRY	750	348,259
Turkey Government Bond, Bonds	8.500%	09/14/22	TRY	1,245	570,557
Turkey Government Bond, Bonds	8.800%	11/14/18	TRY	200	94,643
Turkey Government Bond, Bonds	8.800%	09/27/23	TRY	670	312,362

Turkey Government Bond, Bonds	9.500%	01/12/22	TRY	415	202,193
Turkey Government Bond, Bonds	10.500%	01/15/20	TRY	1,490	753,762
Turkey Government Bond, Bonds, Ser. 5YR	9.000%	03/08/17	TRY	835	395,717

					2,872,364

Ukraine — 0.5%
National JSC Naftogaz of Ukraine, Gov’t. Gtd. Notes	9.500%	09/30/14		105	102,113
Ukraine Government International Bond, Sr. Unsec’d. Notes, RegS	7.750%	09/23/20		120	114,600

					216,713

Uruguay
Uruguay Government International Bond, Sr. Unsec’d. Notes	4.375%	12/15/28	UYU	248	11,859

Venezuela — 0.6%
Petroleos de Venezuela SA, Sr. Unsec’d. Notes	4.900%	10/28/14		240	239,112

TOTAL LONG-TERM INVESTMENTS (cost $41,855,295)					39,036,784

SHORT-TERM INVESTMENTS — 1.2%

			Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 1.2%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $475,808)(a)				475,808	475,808

		Counterparty	Notional Amount (000)#
OPTION PURCHASED*(b)
Put Option
Currency Option USD vs JPY, expiring 11/14/14, @ FX Rate 100.00 (cost $9,845)		Citigroup Global Markets		1,432	7,305

TOTAL SHORT-TERM INVESTMENTS (cost $485,653)					483,113

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 98.1% (cost $42,340,948)					39,519,897

OPTIONS WRITTEN*(b)
Put Options
Currency Option JPY vs USD, expiring 01/16/15, @ FX Rate 106.00		Citigroup Global Markets		1,432	(10,905)
Currency Option USD vs JPY, expiring 11/14/14, @ FX Rate 96.00		Citigroup Global Markets		1,432	(1,583)

TOTAL OPTIONS WRITTEN (premiums received $7,253)					(12,488)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 98.1% (cost $42,333,695)(c)					39,507,409
Other assets in excess of liabilities (d) — 1.9%					762,622

NET ASSETS — 100.0%					$ 40,270,031

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
BUBOR	Budapest Interbank Offered Rate
MosPrime	Moscow Prime Offered Rate
MTN	Medium Term Note
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Renminbi
CNY	Chinese Yuan
COP	Colombian Peso
EUR	Euro
GBP	British Pound
GHS	Ghana Cedi
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.
(b)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of July 31, 2014.
(c)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$42,940,597

Appreciation	80,282
Depreciation	(3,500,982)

Net Unrealized Depreciation	$(3,420,700)

The book basis may differ from tax basis due to certain tax-related adjustments.

(d)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at July 31, 2014:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar, Expiring 10/16/14	Barclays Capital Group	AUD	163	$152,630	$150,647	$(1,983)
Expiring 10/16/14	Barclays Capital Group	AUD	418	390,538	386,322	(4,216)
Expiring 10/16/14	Citigroup Global Markets	AUD	111	104,489	102,770	(1,719)
Brazilian Real, Expiring 10/01/14	Barclays Capital Group	BRL	233	101,980	100,795	(1,185)
Expiring 10/01/14	Barclays Capital Group	BRL	323	142,495	139,945	(2,550)
British Pound, Expiring 10/28/14	Credit Suisse First Boston Corp.	GBP	121	207,212	204,124	(3,088)
Expiring 10/28/14	Credit Suisse First Boston Corp.	GBP	121	206,378	204,125	(2,253)
Chilean Peso, Expiring 08/27/14	BNP Paribas	CLP	131,243	235,794	228,714	(7,080)
Expiring 08/27/14	Toronto Dominion	CLP	55,470	100,263	96,667	(3,596)
Expiring 09/30/14	Barclays Capital Group	CLP	56,767	102,375	98,611	(3,764)
Expiring 09/30/14	Barclays Capital Group	CLP	57,150	102,881	99,277	(3,604)
Expiring 09/30/14	BNP Paribas	CLP	76,316	136,218	132,571	(3,647)
Expiring 09/30/14	Citigroup Global Markets	CLP	57,150	103,066	99,277	(3,789)
Expiring 09/30/14	Citigroup Global Markets	CLP	175,599	307,799	305,038	(2,761)
Expiring 10/30/14	Barclays Capital Group	CLP	131,245	230,536	227,351	(3,185)
Chinese Renminbi, Expiring 10/10/14	Barclays Capital Group	CNH	1,115	178,503	179,297	794
Expiring 10/10/14	Citigroup Global Markets	CNH	6,797	1,088,977	1,093,520	4,543
Expiring 10/10/14	Deutsche Bank AG	CNH	726	116,555	116,716	161
Expiring 10/10/14	UBS AG	CNH	992	158,795	159,667	872
Chinese Yuan, Expiring 10/10/14	Citigroup Global Markets	CNY	1,159	187,512	186,591	(921)
Colombian Peso, Expiring 10/01/14	Barclays Capital Group	COP	77,766	41,114	41,154	40
Expiring 10/01/14	Barclays Capital Group	COP	123,916	65,512	65,576	64
Expiring 10/01/14	Barclays Capital Group	COP	192,527	102,408	101,885	(523)
Expiring 10/01/14	Barclays Capital Group	COP	591,354	317,080	312,945	(4,135)
Expiring 10/01/14	Barclays Capital Group	COP	876,739	463,515	463,970	455
Expiring 10/01/14	Citigroup Global Markets	COP	192,541	103,137	101,893	(1,244)
Expiring 10/01/14	Citigroup Global Markets	COP	346,690	185,000	183,468	(1,532)
Expiring 10/01/14	Citigroup Global Markets	COP	617,451	329,000	326,755	(2,245)
Euro, Expiring 10/28/14	Citigroup Global Markets	EUR	77	103,058	103,123	65
Expiring 10/28/14	Citigroup Global Markets	EUR	153	206,112	204,939	(1,173)
Expiring 10/28/14	Citigroup Global Markets	EUR	153	205,193	205,284	91

Expiring 10/28/14	Citigroup Global Markets	EUR	286	387,034	383,089	(3,945)
Expiring 10/28/14	Credit Suisse First Boston Corp.	EUR	225	303,086	301,381	(1,705)
Hungarian Forint, Expiring 10/22/14	JPMorgan Chase	HUF	376,813	1,636,040	1,602,526	(33,514)
Expiring 10/22/14	Toronto Dominion	HUF	102,180	445,507	434,554	(10,953)
Indonesia Rupiah, Expiring 10/17/14	Barclays Capital Group	IDR	954,708	81,183	81,249	66
Expiring 10/17/14	Barclays Capital Group	IDR	1,242,382	102,342	105,730	3,388
Expiring 10/17/14	JPMorgan Chase	IDR	1,208,979	104,088	102,888	(1,200)
Israeli New Shekel, Expiring 10/21/14	Barclays Capital Group	ILS	352	102,957	102,701	(256)
Expiring 10/21/14	Credit Suisse First Boston Corp.	ILS	296	86,329	86,359	30
Expiring 10/21/14	Credit Suisse First Boston Corp.	ILS	354	103,580	103,301	(279)
Expiring 10/21/14	Credit Suisse First Boston Corp.	ILS	424	123,756	123,961	205
Expiring 10/21/14	Credit Suisse First Boston Corp.	ILS	704	205,569	205,616	47
Japanese Yen, Expiring 10/28/14	Citigroup Global Markets	JPY	10,864	107,000	105,675	(1,325)
Malaysian Ringgit, Expiring 10/10/14	Barclays Capital Group	MYR	731	228,773	227,352	(1,421)
Expiring 10/10/14	Citigroup Global Markets	MYR	66	20,532	20,609	77
Expiring 10/10/14	Citigroup Global Markets	MYR	331	103,342	102,909	(433)
Expiring 10/10/14	Citigroup Global Markets	MYR	3,360	1,047,150	1,045,108	(2,042)
Expiring 10/10/14	JPMorgan Chase	MYR	3,411	1,061,922	1,060,942	(980)
Expiring 10/10/14	UBS AG	MYR	3,411	1,061,922	1,060,942	(980)
Mexican Peso, Expiring 10/22/14	Barclays Capital Group	MXN	382	28,713	28,726	13
Expiring 10/22/14	Citigroup Global Markets	MXN	812	62,000	61,074	(926)
Expiring 10/22/14	Citigroup Global Markets	MXN	1,342	103,000	100,927	(2,073)
Expiring 10/22/14	Citigroup Global Markets	MXN	1,354	104,000	101,788	(2,212)
Expiring 10/22/14	Citigroup Global Markets	MXN	1,373	104,000	103,250	(750)
Expiring 10/22/14	Citigroup Global Markets	MXN	4,040	310,000	303,734	(6,266)
Expiring 10/22/14	Citigroup Global Markets	MXN	9,972	763,626	749,734	(13,892)
Nigerian Naira, Expiring 08/20/14	Barclays Capital Group	NGN	77,517	440,440	476,876	36,436
Expiring 10/10/14	Citigroup Global Markets	NGN	55,682	335,231	338,666	3,435
Norwegian Krone, Expiring 10/24/14	JPMorgan Chase	NOK	1,261	203,271	200,029	(3,242)
Peruvian Nuevo Sol, Expiring 10/03/14	Citigroup Global Markets	PEN	290	102,711	102,692	(19)

Expiring 10/03/14	Morgan Stanley	PEN	132	47,171	46,781	(390)
Philippine Peso, Expiring 08/20/14	Citigroup Global Markets	PHP	8,702	198,125	200,046	1,921
Expiring 08/20/14	Citigroup Global Markets	PHP	8,978	206,432	206,392	(40)
Expiring 08/20/14	Credit Suisse First Boston Corp.	PHP	4,484	102,230	103,080	850
Expiring 08/20/14	UBS AG	PHP	1,960	44,290	45,055	765
Polish Zloty, Expiring 10/24/14	Barclays Capital Group	PLN	116	36,917	36,932	15
Expiring 10/24/14	Barclays Capital Group	PLN	642	207,868	204,566	(3,302)
Expiring 10/24/14	JPMorgan Chase	PLN	8,130	2,628,772	2,591,373	(37,399)
Romanian Leu, Expiring 10/24/14	Citigroup Global Markets	RON	136	41,019	41,022	3
Expiring 10/24/14	Deutsche Bank AG	RON	2,223	672,374	669,636	(2,738)
Russian Ruble, Expiring 10/17/14	Citigroup Global Markets	RUB	7,219	205,420	197,845	(7,575)
Expiring 10/17/14	Credit Suisse First Boston Corp.	RUB	3,592	101,832	98,458	(3,374)
Expiring 10/17/14	Credit Suisse First Boston Corp.	RUB	3,623	103,337	99,311	(4,026)
Expiring 10/17/14	JPMorgan Chase	RUB	1,422	40,943	38,961	(1,982)
South African Rand, Expiring 10/23/14	Citigroup Global Markets	ZAR	375	34,975	34,471	(504)
Expiring 10/23/14	Citigroup Global Markets	ZAR	9,110	852,680	837,465	(15,215)
Expiring 10/23/14	Deutsche Bank AG	ZAR	1,111	102,196	102,100	(96)
Expiring 10/23/14	Deutsche Bank AG	ZAR	1,116	103,390	102,615	(775)
Expiring 10/23/14	Goldman Sachs & Co.	ZAR	1,106	101,882	101,669	(213)
Expiring 10/23/14	Goldman Sachs & Co.	ZAR	2,216	206,351	203,686	(2,665)
South Korean Won, Expiring 10/17/14	Citigroup Global Markets	KRW	104,966	103,350	101,732	(1,618)
Expiring 10/17/14	Citigroup Global Markets	KRW	105,196	103,179	101,954	(1,225)
Expiring 10/17/14	Citigroup Global Markets	KRW	105,805	102,713	102,544	(169)
Expiring 10/17/14	Citigroup Global Markets	KRW	106,511	103,018	103,228	210
Expiring 10/17/14	Credit Suisse First Boston Corp.	KRW	111,828	108,413	108,382	(31)
Expiring 10/17/14	Morgan Stanley	KRW	255,485	252,219	247,611	(4,608)
Thai Baht, Expiring 09/18/14	Citigroup Global Markets	THB	1,854	58,198	57,600	(598)
Expiring 09/18/14	Citigroup Global Markets	THB	3,341	102,892	103,791	899
Expiring 09/18/14	Citigroup Global Markets	THB	6,682	205,784	207,583	1,799
Expiring 09/18/14	Citigroup Global Markets	THB	9,494	294,281	294,946	665
Expiring 09/18/14	Citigroup Global Markets	THB	20,389	627,754	633,443	5,689
Expiring 09/18/14	Deutsche Bank AG	THB	2,010	61,858	62,459	601

Turkish Lira, Expiring 10/23/14	Citigroup Global Markets	TRY	385	179,111	176,462	(2,649)
Expiring 10/23/14	Credit Suisse First Boston Corp.	TRY	479	225,000	219,366	(5,634)
Expiring 10/23/14	UBS AG	TRY	2,518	1,181,898	1,153,584	(28,314)

				$26,093,101	$25,883,554	$(209,547)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Brazilian Real, Expiring 10/01/14	Citigroup Global Markets	BRL	195	$86,232	$84,439	$1,793
Expiring 10/01/14	JPMorgan Chase	BRL	367	161,603	158,683	2,920
Expiring 10/01/14	Toronto Dominion	BRL	4,902	2,151,566	2,121,911	29,655
Chilean Peso, Expiring 08/27/14	Toronto Dominion	CLP	91,505	164,082	159,464	4,618
Chinese Renminbi, Expiring 10/10/14	BNP Paribas	CNH	4,359	698,173	701,305	(3,132)
Expiring 10/10/14	Hong Kong & Shanghai Bank	CNH	1,255	201,025	201,863	(838)
Colombian Peso, Expiring 10/01/14	Barclays Capital Group	COP	254,380	136,543	134,618	1,925
Expiring 10/01/14	BNP Paribas	COP	185,583	99,723	98,211	1,512
Expiring 10/01/14	Citigroup Global Markets	COP	177,981	94,746	94,187	559
Expiring 10/01/14	JPMorgan Chase	COP	1,342,951	705,276	710,690	(5,414)
Euro, Expiring 10/28/14	Barclays Capital Group	EUR	450	606,028	602,762	3,266
Expiring 10/28/14	Citigroup Global Markets	EUR	437	588,448	585,152	3,296
Expiring 10/28/14	Citigroup Global Markets	EUR	286	385,196	383,089	2,107
Expiring 10/28/14	Citigroup Global Markets	EUR	225	303,355	301,381	1,974
Expiring 10/28/14	Citigroup Global Markets	EUR	217	295,372	290,665	4,707
Expiring 10/28/14	Citigroup Global Markets	EUR	103	140,056	137,966	2,090
Expiring 10/28/14	Citigroup Global Markets	EUR	75	102,074	100,461	1,613
Expiring 10/28/14	Credit Suisse First Boston Corp.	EUR	306	414,025	409,878	4,147
Expiring 10/28/14	Credit Suisse First Boston Corp.	EUR	77	103,402	103,139	263
Expiring 10/28/14	Credit Suisse First Boston Corp.	EUR	48	65,428	64,295	1,133
Expiring 10/28/14	JPMorgan Chase	EUR	716	965,094	959,711	5,383
Hungarian Forint, Expiring 10/22/14	Citigroup Global Markets	HUF	16,429	69,732	69,871	(139)
Indonesia Rupiah, Expiring 10/17/14	Barclays Capital Group	IDR	693,420	57,488	59,012	(1,524)
Expiring 10/17/14	Citigroup Global Markets	IDR	2,448,649	206,203	208,388	(2,185)

Expiring 10/17/14	Credit Suisse First Boston Corp.	IDR	490,382	41,019	41,733	(714)
Expiring 10/17/14	JPMorgan Chase	IDR	93,112	7,922	7,924	(2)
Israeli New Shekel, Expiring 10/21/14	Citigroup Global Markets	ILS	2,133	622,025	623,112	(1,087)
Japanese Yen, Expiring 10/28/14	Citigroup Global Markets	JPY	45,736	450,000	444,888	5,112
Expiring 10/28/14	Citigroup Global Markets	JPY	21,263	207,000	206,835	165
Expiring 10/28/14	Citigroup Global Markets	JPY	18,703	185,000	181,928	3,072
Expiring 10/28/14	Citigroup Global Markets	JPY	14,135	139,000	137,498	1,502
Expiring 10/28/14	Hong Kong & Shanghai Bank	JPY	36,640	360,142	356,405	3,737
Malaysian Ringgit, Expiring 10/10/14	Citigroup Global Markets	MYR	329	103,205	102,474	731
Expiring 10/10/14	Credit Suisse First Boston Corp.	MYR	657	204,195	204,388	(193)
Expiring 10/10/14	Credit Suisse First Boston Corp.	MYR	278	86,140	86,422	(282)
Expiring 10/10/14	UBS AG	MYR	654	205,152	203,399	1,753
Mexican Peso, Expiring 10/22/14	Citigroup Global Markets	MXN	4,600	352,999	345,816	7,183
Expiring 10/22/14	Citigroup Global Markets	MXN	1,342	102,847	100,927	1,920
Expiring 10/22/14	Citigroup Global Markets	MXN	1,338	102,577	100,581	1,996
Nigerian Naira, Expiring 08/20/14	Citigroup Global Markets	NGN	47,315	261,700	291,077	(29,377)
Expiring 08/20/14	Citigroup Global Markets	NGN	30,202	168,116	185,799	(17,683)
Expiring 10/10/14	Citigroup Global Markets	NGN	7,403	45,121	45,029	92
Expiring 10/10/14	Citigroup Global Markets	NGN	6,172	36,957	37,538	(581)
Peruvian Nuevo Sol, Expiring 10/03/14	Citigroup Global Markets	PEN	290	103,170	102,712	458
Expiring 10/03/14	Citigroup Global Markets	PEN	290	103,100	102,570	530
Expiring 10/03/14	Citigroup Global Markets	PEN	81	28,713	28,652	61
Expiring 10/03/14	Citigroup Global Markets	PEN	70	24,638	24,655	(17)
Expiring 10/03/14	Credit Suisse First Boston Corp.	PEN	290	103,137	102,789	348
Philippine Peso, Expiring 08/20/14	Barclays Capital Group	PHP	4,480	103,177	102,991	186
Expiring 08/20/14	Citigroup Global Markets	PHP	8,688	198,349	199,725	(1,376)
Expiring 08/20/14	Citigroup Global Markets	PHP	4,308	98,970	99,042	(72)

Expiring 08/20/14	Morgan Stanley	PHP	6,273	144,713	144,220	493
Expiring 08/20/14	UBS AG	PHP	8,341	190,001	191,755	(1,754)
Russian Ruble, Expiring 10/17/14	Barclays Capital Group	RUB	9,320	266,910	255,439	11,471
Expiring 10/17/14	Barclays Capital Group	RUB	4,480	123,057	122,784	273
Expiring 10/17/14	Citigroup Global Markets	RUB	3,594	102,999	98,498	4,501
Expiring 10/17/14	Credit Suisse First Boston Corp.	RUB	16,644	477,410	456,174	21,236
Expiring 10/17/14	Credit Suisse First Boston Corp.	RUB	10,764	296,848	295,001	1,847
Expiring 10/17/14	Credit Suisse First Boston Corp.	RUB	5,785	161,681	158,562	3,119
South African Rand, Expiring 10/23/14	Citigroup Global Markets	ZAR	401	36,916	36,856	60
Expiring 10/23/14	Goldman Sachs & Co.	ZAR	2,230	208,511	205,010	3,501
Expiring 10/23/14	Goldman Sachs & Co.	ZAR	1,117	103,084	102,703	381
South Korean Won, Expiring 10/17/14	Citigroup Global Markets	KRW	104,373	102,583	101,156	1,427
Expiring 10/17/14	Citigroup Global Markets	KRW	103,691	102,265	100,496	1,769
Thai Baht, Expiring 09/18/14	Barclays Capital Group	THB	3,326	102,076	103,318	(1,242)
Expiring 09/18/14	Citigroup Global Markets	THB	6,663	206,940	207,022	(82)
Expiring 09/18/14	Citigroup Global Markets	THB	3,966	123,057	123,213	(156)
Expiring 09/18/14	Citigroup Global Markets	THB	3,333	103,408	103,538	(130)
Expiring 09/18/14	Citigroup Global Markets	THB	2,272	69,807	70,591	(784)
Turkish Lira, Expiring 10/23/14	Citigroup Global Markets	TRY	45	20,511	20,510	1
Expiring 10/23/14	Goldman Sachs & Co.	TRY	363	168,993	166,235	2,758
Expiring 10/23/14	JPMorgan Chase	TRY	223	102,146	102,246	(100)

				$16,459,157	$16,373,377	$85,780

						$(123,767)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of July 31, 2014.

Cross currency exchange contracts outstanding at July 31, 2014:

Settlement	Type	Notional Amount (000)	In Exchange For (000)	Unrealized Depreciation(1)	Counterparty
10/24/2014	Buy	PLN 638	EUR 153	$(1,575)	BNP Paribas

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of July 31, 2014.

Interest rate swap agreements outstanding at July 31, 2014:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)	Counterparty
Over-the-counter swap agreements:
RUB	25,000	06/09/19	8.790%	3 Month MosPrime(2)	$(22,741)	$—	$(22,741)	Hong Kong & Shanghai Bank
MXN	3,300	02/21/22	6.620%	28 Day Mexican Interbank Rate(2)	13,047	—	13,047	Barclays Capital Group
HUF	65,000	06/28/23	6.150%	6 Month BUBOR(2)	44,926	—	44,926	Barclays Capital Group

					$35,232	$—	$35,232

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2014.
(2)	The Series pays the floating rate and receives the fixed rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Foreign Bonds
Argentina	$—	$470,931	$—
Brazil	—	6,619,281	—
Colombia	—	2,051,100	—
Dominican Republic	—	118,091	—
Ghana	—	60,827	—
Hungary	—	1,195,789	—
Indonesia	—	4,460,189	—
Kazakhstan	—	181,500	—
Luxembourg	—	197,500	—
Malaysia	—	1,504,723	—
Mexico	—	4,652,757	—
Nigeria	—	688,129	—
Peru	—	1,055,476	—
Philippines	—	373,793	—
Poland	—	1,551,522	—
Romania	—	232,655	—
Russia	—	4,684,552	—
South Africa	—	3,462,272	—
Spain	—	531,465	—
Sri Lanka	—	425,000	—
Thailand	—	1,179,184	—

Turkey	—	2,872,364	—
Ukraine	—	216,713	—
Uruguay	—	11,859	—
Venezuela	—	239,112	—
Affiliated Money Market Mutual Fund	475,808	—	—
Option Purchased	—	7,305	—
Options Written	—	(12,488)	—
Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	—	(125,342)	—
Interest Rate Swap Agreements	—	35,232	—

Total	$475,808	$38,941,491	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2014 was as follows:

Foreign Government Obligations	81.8%
Foreign Agencies	7.6
Foreign Corporations	7.5
Affiliated Money Market Mutual Fund	1.2
Option Purchased	—	*
Options Written	—	*

	98.1
Other assets in excess of liabilities	1.9

	100.0%

*	Less than 0.05%

Prudential Jennison Global Opportunities Fund

Schedule of Investments

as of July 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.5%
COMMON STOCKS
Canada — 3.0%
Canadian Pacific Railway Ltd.	9,486	$1,801,866

China — 4.3%
Tencent Holdings Ltd.	163,372	2,653,122

Denmark — 1.6%
Novo Nordisk A/S (Class B Stock)	21,497	989,554

Germany — 1.7%
Bayer AG	7,699	1,015,545

Hong Kong — 3.5%
Galaxy Entertainment Group Ltd.	102,913	865,463
Sands China Ltd.	170,480	1,251,612

		2,117,075

Italy — 8.1%
Azimut Holding SpA	62,849	1,617,771
Luxottica Group SpA	18,418	1,016,103
Moncler SpA	52,603	794,563
World Duty Free SpA*	72,904	830,021
Yoox SpA*	27,150	714,523

		4,972,981

Japan — 2.2%
Murata Manufacturing Co. Ltd.	14,099	1,343,992

Spain — 2.9%
Inditex SA	61,530	1,797,469

Switzerland — 2.1%
Roche Holding AG	4,310	1,250,787

Thailand — 1.6%
CP ALL PCL	684,879	986,473

United Kingdom — 7.3%
ARM Holdings PLC	78,809	1,121,965
Ashtead Group PLC	77,989	1,169,890
Burberry Group PLC	34,695	825,000
St. James’s Place PLC	108,835	1,330,285

		4,447,140

United States — 59.2%
Actavis PLC*	4,406	944,030
Alexion Pharmaceuticals, Inc.*	5,618	893,206
Apple, Inc.	21,233	2,029,238
Biogen Idec, Inc.*	8,028	2,684,483
Bristol-Myers Squibb Co.	42,144	2,133,329
Celgene Corp.*	18,794	1,637,897
EOG Resources, Inc.	16,209	1,773,913
Facebook, Inc. (Class A Stock)*	42,854	3,113,343
Gilead Sciences, Inc.*	17,159	1,570,906
Google, Inc. (Class A Stock)*	2,258	1,308,624
Google, Inc. (Class C Stock)*	1,944	1,111,190
Incyte Corp Ltd.*	22,054	1,049,109
Kate Spade & Co.*	33,503	1,267,418
LinkedIn Corp. (Class A Stock)*	5,415	978,166
MasterCard, Inc. (Class A Stock)	36,192	2,683,637
Michael Kors Holdings Ltd.*	17,073	1,391,108
Netflix, Inc.*	2,243	948,161

NIKE, Inc. (Class B Stock)	17,518	1,351,163
Priceline Group, Inc. (The)*	2,268	2,817,877
QUALCOMM, Inc.	4,873	359,140
Tesla Motors, Inc.*	4,859	1,085,015
Under Armour, Inc. (Class A Stock)*	25,298	1,688,642
Vertex Pharmaceuticals, Inc.*	8,195	728,617
zulily, Inc. (Class A Stock)*	16,910	585,424

		36,133,636

TOTAL LONG-TERM INVESTMENTS (cost $50,707,873)		59,509,640

SHORT-TERM INVESTMENT — 1.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $719,992)(a)	719,992	719,992

TOTAL INVESTMENTS — 98.7% (cost $51,427,865)(b)		60,229,632
Other assets in excess of liabilities — 1.3%		795,384

NET ASSETS — 100.0%		$61,025,016

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(b)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$51,458,822

Appreciation	10,139,675
Depreciation	(1,368,865)

Net Unrealized Appreciation	$8,770,810

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Canada	$1,801,866	$—	$—
China	—	2,653,122	—
Denmark	—	989,554	—
Germany	—	1,015,545	—
Hong Kong	—	2,117,075	—
Italy	—	4,972,981	—
Japan	—	1,343,992	—
Spain	—	1,797,469	—
Switzerland	—	1,250,787	—
Thailand	—	986,473	—
United Kingdom	—	4,447,140	—
United States	36,133,636	—	—
Affiliated Money Market Mutual Fund	719,992	—	—

Total	$38,655,494	$21,574,138	$—

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2014 was as follows:

Internet Software & Services	14.9%
Biotechnology	14.1
Textiles, Apparel & Luxury Goods	13.8
Pharmaceuticals	10.4
Internet & Catalog Retail	8.3
IT Services	4.4
Specialty Retail	4.2
Hotels, Restaurants & Leisure	3.5
Technology Hardware, Storage & Peripherals	3.3
Road & Rail	3.0
Oil, Gas & Consumable Fuels	2.9
Capital Markets	2.6
Electronic Equipment & Instruments	2.2
Insurance	2.2
Trading Companies & Distributors	1.9
Automobiles	1.8
Semiconductors & Semiconductor Equipment	1.8
Food & Staples Retailing	1.6
Affiliated Money Market Mutual Fund	1.2
Communications Equipment	0.6

98.7
Other assets in excess of liabilities	1.3

100.0%

Prudential Jennison International Opportunities Fund

Schedule of Investments

as of July 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.8%
COMMON STOCKS
Brazil — 3.0%
Cielo SA	43,647	$799,546
Estacio Participacoes SA	50,813	630,473

		1,430,019

Canada — 3.7%
Canadian Pacific Railway Ltd.	9,218	1,750,959

China — 8.1%
Tencent Holdings Ltd.	142,906	2,320,759
Tong Ren Tang Technologies Co. Ltd. (Class H Stock)	199,630	283,473
Vipshop Holdings Ltd., ADR*	6,201	1,274,554

		3,878,786

Denmark — 2.3%
Novo Nordisk A/S (Class B Stock)	23,623	1,087,418

France — 1.0%
Dassault Systemes SA	7,341	492,621

Germany — 7.4%
Bayer AG	10,018	1,321,436
Continental AG	5,699	1,227,358
Wirecard AG	26,321	976,306

		3,525,100

Hong Kong — 3.7%
Galaxy Entertainment Group Ltd.	79,275	666,676
Sands China Ltd.	150,193	1,102,671

		1,769,347

Indonesia — 2.1%
PT Bank Mandiri (Persero) Tbk	813,211	707,621
PT Tower Bersama Infrastructure Tbk	325,848	233,603
PT Tower Bersama Infrastructure Tbk, 144A(a)	72,770	52,169

		993,393

Italy — 12.1%
Anima Holding SpA*	53,675	319,693
Anima Holding SpA, 144A*(a)	46,949	279,632
Azimut Holding SpA	57,682	1,484,770
Brunello Cucinelli SpA	18,252	409,640
Luxottica Group SpA	22,007	1,214,104
Moncler SpA	28,988	437,861
Moncler SpA, 144A(a)	3,339	50,435
World Duty Free SpA*	66,599	758,238
World Duty Free SpA, 144A*(a)	1,206	13,731
Yoox SpA*	31,045	817,030

		5,785,134

Japan — 8.8%
Fuji Heavy Industries Ltd.	30,908	881,413
Murata Manufacturing Co. Ltd.	11,451	1,091,570
Pigeon Corp.	15,591	895,627
SoftBank Corp.	18,838	1,354,231

		4,222,841

Mexico — 2.8%
Alfa SAB de CV (Class A Stock)	282,986	772,753
Alsea SAB de CV*	141,972	484,981
Alsea SAB de CV, 144A*(a)	23,432	80,045

		1,337,779

Philippines — 1.5%
Universal Robina Corp.	194,612	720,935

South Africa — 2.1%
Aspen Pharmacare Holdings Ltd.	35,564	961,175
Aspen Pharmacare Holdings Ltd., 144A(a)	1,599	43,216

		1,004,391

South Korea — 2.6%
NAVER Corp.	1,752	1,251,010

Spain — 3.5%
Inditex SA	57,395	1,676,674

Sweden — 3.3%
Assa Abloy AB (Class B Stock)	18,927	929,984
Hexagon AB (Class B Stock)	21,132	655,325

		1,585,309

Switzerland — 3.7%
Roche Holding AG	6,055	1,757,196

Thailand — 3.1%
CP ALL PCL	536,386	772,590
Home Product Center PCL	2,268,447	727,655

		1,500,245

United Kingdom — 12.3%
ARM Holdings PLC	70,039	997,111
Ashtead Group PLC	66,306	994,637
Burberry Group PLC	47,596	1,131,768
Hargreaves Lansdown PLC	33,888	584,245
Just Eat PLC*	21,965	74,724
Just Eat PLC, 144A*(a)	79,394	270,093
Sports Direct International PLC*	29,971	336,765
Sports Direct International PLC, 144A*(a)	13,272	149,129
St. James’s Place PLC	112,422	1,374,129

		5,912,601

United States — 9.7%
Jazz Pharmaceuticals PLC*	8,598	1,201,398
Michael Kors Holdings Ltd.*	15,118	1,231,815
Schlumberger Ltd.	12,200	1,322,358
Stratasys Ltd.*	8,955	900,336

		4,655,907

TOTAL LONG-TERM INVESTMENTS (cost $43,805,592)		46,337,665

SHORT-TERM INVESTMENT — 3.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,450,984)(b)	1,450,984	1,450,984

TOTAL INVESTMENTS — 99.8% (cost $45,256,576)(c)	47,788,649
Other assets in excess of liabilities — 0.2%	84,443

NET ASSETS — 100.0%	$47,873,092

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt

*	Non-income producing security.
(a)	Indicates a security or securities that have been deemed illiquid.
(b)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(c)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$45,259,071

Appreciation	4,054,669
Depreciation	(1,525,091)

Net Unrealized Appreciation	$2,529,578

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Brazil	$1,430,019	$—	$—
Canada	1,750,959	—	—
China	1,274,554	2,604,232	—
Denmark	—	1,087,418	—
France	—	492,621	—
Germany	—	3,525,100	—
Hong Kong	—	1,769,347	—
Indonesia	233,603	759,790	—
Italy	319,693	5,465,441	—
Japan	—	4,222,841	—
Mexico	1,257,734	80,045	—
Philippines	—	720,935	—
South Africa	—	1,004,391	—
South Korea	—	1,251,010	—
Spain	—	1,676,674	—
Sweden	—	1,585,309	—
Switzerland	—	1,757,196	—
Thailand	—	1,500,245	—
United Kingdom	74,724	5,837,877	—
United States	4,655,907	—	—
Affiliated Money Market Mutual Fund	1,450,984	—	—

Total	$12,448,177	$35,340,472	$—

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2014 was as follows:

Pharmaceuticals	14.0%
Textiles, Apparel & Luxury Goods	9.3
Internet Software & Services	8.1
Specialty Retail	7.6
Capital Markets	5.6
Hotels, Restaurants & Leisure	4.9
Internet & Catalog Retail	4.4
Electronic Equipment, Instruments & Components	3.7
IT Services	3.7
Road & Rail	3.7
Wireless Telecommunication Services	3.4
Affiliated Money Market Mutual Fund	3.0
Insurance	2.9
Energy Equipment & Services	2.7
Auto Components	2.6
Semiconductors & Semiconductor Equipment	2.1
Trading Companies & Distributors	2.1
Building Products	1.9
Household Products	1.9
Technology Hardware, Storage & Peripherals	1.9
Automobiles	1.8
Food & Staples Retailing	1.6
Industrial Conglomerates	1.6
Banks	1.5
Food Products	1.5
Diversified Consumer Services	1.3
Software	1.0

99.8
Other assets in excess of liabilities	0.2

100.0%

Prudential Jennison Global Infrastructure Fund

Schedule of Investments

as of July 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.4%
COMMON STOCKS
Australia — 3.5%
Asciano Ltd.	149,891	$832,043
Spotless Group Holdings Ltd.*	4,066	6,987
Spotless Group Holdings Ltd., 144A*	89,870	154,508
Transurban Group	44,285	318,010
Transurban Group, 144A	9,747	69,993

		1,381,541

Bermuda — 1.1%
Teekay Corp.	8,036	447,284

Brazil — 0.5%
Alupar Investimento SA, UTS	24,868	182,502

Canada — 6.5%
AltaGas Ltd.	9,712	439,572
Canadian Pacific Railway Ltd.	4,238	805,856
Enbridge, Inc.	7,790	381,554
Secure Energy Services, Inc.	19,121	404,569
Veresen, Inc.	31,285	531,674

		2,563,225

China — 7.2%
Beijing Enterprises Water Group Ltd.	584,376	379,802
China CNR Corp. Ltd. (Class H Stock)*	126,882	106,417
China CNR Corp. Ltd. (Class H Stock), 144A*	416,039	348,934
China Longyuan Power Group Corp. (Class H Stock)	586,832	596,270
Huadian Fuxin Energy Corp. Ltd. (Class H Stock)	1,746,677	888,856
Jiangsu Expressway Co. Ltd. (Class H Stock)	172,098	209,185
Shenzhen Expressway Co. Ltd. (Class H Stock)	538,907	325,428

		2,854,892

France — 5.3%
Groupe Eurotunnel SA	78,906	1,044,223
Suez Environnement Co.	27,535	513,889
Veolia Environnement SA	30,880	546,942

		2,105,054

Germany — 1.1%
Fraport AG Frankfurt Airport Services Worldwide	6,520	428,512

Italy — 5.6%
Atlantia SpA	49,917	1,321,113
Enel SpA	100,294	570,971
Telecom Italia SpA*	284,558	327,893

		2,219,977

Japan — 2.9%
East Japan Railway Co.	5,071	406,223
Nippon Prologis REIT, Inc., REIT	316	735,019
Nippon Prologis REIT, Inc., REIT 144A	10	23,260

		1,164,502

Mexico — 1.3%
Promotora y Operadora de Infraestructura SAB de CV*	37,520	506,378

New Zealand — 1.7%
Auckland International Airport Ltd.	104,578	338,094
Meridian Energy Ltd.	254,482	269,148

Meridian Energy Ltd., 144A	71,425	75,541

		682,783

Portugal — 0.9%
EDP - Energias de Portugal SA	73,773	345,484
EDP - Energias de Portugal SA, 144A	2,143	10,036

		355,520

South Korea — 1.6%
Korea Electric Power Corp., ADR	30,449	617,201

Spain — 3.9%
Abertis Infraestructuras SA	41,371	906,744
Ferrovial SA	29,874	625,932

		1,532,676

Switzerland — 1.1%
Flughafen Zuerich AG	712	443,143

United Kingdom — 4.9%
Abengoa Yield PLC*	15,573	563,431
Drax Group PLC	54,366	639,537
Liberty Global PLC (Class C Stock)*	9,264	370,467
National Grid PLC, ADR	5,183	372,088

		1,945,523

United States — 47.3%
American Tower Corp., REIT	5,512	520,278
American Water Works Co., Inc.	8,009	382,590
Calpine Corp.*	17,937	395,332
Charter Communications, Inc. (Class A Stock)*	2,908	449,344
Cheniere Energy Partners LP Holdings LLC	19,957	470,586
Cheniere Energy, Inc.*	8,955	633,656
Dominion Resources, Inc.	5,555	375,740
Edison International	9,513	521,312
Energy Transfer Equity LP, MLP	14,436	785,174
EnLink Midstream LLC	8,891	339,725
EQT Midstream Partners LP, MLP	9,737	842,640
Exelon Corp.	11,204	348,220
Genesee & Wyoming, Inc. (Class A Stock)*	5,673	565,768
ITC Holdings Corp.	11,134	401,937
Kirby Corp.*	3,722	433,464
MPLX LP, MLP	12,745	723,279
NextEra Energy, Inc.	4,426	415,557
NiSource, Inc.	11,159	420,471
NRG Energy, Inc.	15,244	471,954
NRG Yield, Inc. (Class A Stock)	17,735	926,654
ONEOK, Inc.	11,723	755,313
Phillips 66 Partners LP, MLP	12,298	786,457
Plains GP Holdings LP, MLP (Class A Stock)	18,301	543,723
SBA Communications Corp. (Class A Stock)*	8,452	903,772
SemGroup Corp. (Class A Stock)	11,409	879,406
Sempra Energy	5,381	536,540
SunEdison, Inc.*	16,187	323,740
Targa Resources Corp.	11,836	1,509,090
Union Pacific Corp.	4,622	454,389
Western Gas Equity Partners LP, MLP	10,113	570,373
Westlake Chemical Partners LP, MLP*	3,636	110,353
Williams Cos., Inc. (The)	16,416	929,638

		18,726,475

TOTAL LONG-TERM INVESTMENTS (cost $34,917,375)		38,157,188

SHORT-TERM INVESTMENT — 3.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,306,869)(a)	1,306,869	1,306,869

TOTAL INVESTMENTS — 99.7% (cost $36,224,244)(b)		39,464,057
Other assets in excess of liabilities — 0.3%		136,436

NET ASSETS — 100.0%		$39,600,493

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust
UTS	Units

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Series also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.
(b)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$36,225,168

Appreciation	3,568,860
Depreciation	(329,971)

Net Unrealized Appreciation	$3,238,889

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Series investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$6,987	$1,374,554	$—
Bermuda	447,284	—	—
Brazil	182,502	—	—
Canada	2,563,225	—	—
China	431,845	2,423,047	—
France	—	2,105,054	—
Germany	—	428,512	—
Italy	—	2,219,977	—
Japan	—	1,164,502	—
Mexico	506,378	—	—
New Zealand	269,148	413,635	—
Portugal	—	355,520	—
South Korea	617,201	—	—
Spain	—	1,532,676	—
Switzerland	—	443,143	—
United Kingdom	1,305,986	639,537	—
United States	18,726,475	—	—
Affiliated Money Market Mutual Fund	1,306,869	—	—

Total	$26,363,900	$13,100,157	$—

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2014 was as follows:

Oil, Gas & Consumable Fuels	29.2%
Transportation Infrastructure	13.5
Electric Utilities	11.1
Independent Power & Renewable Electricity Producers	9.8
Road & Rail	7.6
Multi-Utilities	7.2
Affiliated Money Market Mutual Fund	3.3
Real Estate Investment Trusts (REITs)	3.2
Construction & Engineering	2.9
Wireless Telecommunication Services	2.3
Media	2.0
Water Utilities	2.0
Machinery	1.2
Marine	1.1
Energy Equipment & Services	1.0
Diversified Telecommunication Services	0.8
Semiconductors & Semiconductor Equipment	0.8
Commercial Services & Supplies	0.4
Chemicals	0.3

99.7
Other assets in excess of liabilities	0.3

100.0%

Notes to Schedules of Investments (Unaudited)

Security Valuation: Each Series holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following each Schedule of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price; they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Series invest in the Prudential Core Taxable Money Market Fund, a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Series is available in the Series’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential World Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date     September 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date     September 19, 2014

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date     September 19, 2014

*	Print the name and title of each signing officer under his or her signature